Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Share Subscription Receivable	Stock Payable	Accumulated Deficit During The Exploration Stage	Total
Beginning Balance, Amount at Aug. 06, 2007		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Aug. 06, 2007	0
Common stock issued for cash at $0.001 per share on August 13, 2007, Shares	44,200,000
Common stock issued for cash at $0.001 per share on August 13, 2007, Amount	44,200	0	(8,500)	0	(35,700)	0
Net loss					(2,525)	(2,525)
Ending Balance, Amount at Sep. 30, 2007	44,200	0	(8,500)	0	(38,225)	(2,525)
Ending Balance, Shares at Sep. 30, 2007	44,200,000
Subscription receivable			8,500			8,500
Common stock issued for cash at $0.03 per share July and August 2008, Shares	43,180,000
Common stock issued for cash at $0.03 per share July and August 2008, Amount	43,180	0	0	0	(39,370)	3,810
Net loss					(12,964)	(12,964)
Ending Balance, Amount at Sep. 30, 2008	87,380	0	0	0	(90,559)	(3,179)
Ending Balance, Shares at Sep. 30, 2008	87,380,000
Net loss					(21,338)	(21,338)
Ending Balance, Amount at Sep. 30, 2009	87,380	0	0	0	(111,897)	(24,517)
Beginning Balance, Shares at Sep. 30, 2009	87,380,000
Forgiveness of debt by former director		16,198				16,198
Common Stock, issued for mineral property at $0.05 per share April 9, 2010, Shares	2,300,000
Common Stock, issued for mineral property at $0.05 per share April 9, 2010, Amount	2,300	112,700				115,000
Common stock issued for cash at $0.50per share June 25, 2010, Shares	800,000
Common stock issued for cash at $0.50per share June 25, 2010, Amount	800	399,200				400,000
Common stock to be issued on debt totalling $208,603 (including interest of $8,603) conversion at $0.50 per share September 10, 2010				446,410		446,410
Common stock to be issued for services at $0.96 per share at September 30, 2010				160,000		160,000
Private placement received in advance				500,000		500,000
Net loss					(777,221)	(777,221)
Ending Balance, Amount at Sep. 30, 2010	90,480	528,098	0	1,106,410	(889,118)	835,870
Ending Balance, Shares at Sep. 30, 2010	90,480,000
Forgiveness of debt by former director						0
Common Stock, issued for mineral property at $0.05 per share April 9, 2010, Amount						0
Common stock issued for 595,238 units at $0.84 per unit on October 5, 2010, Shares	595,238
Common stock issued for 595,238 units at $0.84 per unit on October 5, 2010, Amount	595	499,405		(500,000)		0
Common stock issued for 449,438 units at $0.89 per unit on January 25, 2011, Shares	449,438
Common stock issued for 449,438 units at $0.89 per unit on January 25, 2011, Amount	449	399,551				400,000
Common stock issued for 510,204 units at $0.98 per unit on February 23, 2011, Shares	510,204
Common stock issued for 510,204 units at $0.98 per unit on February 23, 2011, Amount	510	499,490				500,000
Common stock issued for stock payable on April 5, 2011, Shares	417,205
Common stock issued for stock payable on April 5, 2011, Amount	417	445,993		(446,410)		0
Common stock issued for services on April 5, 2011 , 250,000 shares vested on October 31, 2010 and 250,000 shares vested on January 31, 2011, Shares	500,000
Common stock issued for services on April 5, 2011 , 250,000 shares vested on October 31, 2010 and 250,000 shares vested on January 31, 2011, Amount	500	584,500		(160,000)		425,000
Common stock to be issued for 2,727,273 units at $0.22 per unit on August 9, 2011				600,000		600,000
Common stock to be issued for services at September 30, 2011				267,500		267,500
Net loss					(1,952,064)	(1,952,064)
Ending Balance, Amount at Sep. 30, 2011	92,951	2,957,037		867,500	(2,841,182)	1,076,306
Ending Balance, Shares at Sep. 30, 2011	92,952,085
Forgiveness of debt by former director						0
Common Stock, issued for mineral property at $0.05 per share April 9, 2010, Amount						0
Common stock issued for stock payable on December 12, 2011, shares	2,727,273
Common stock issued for stock payable on December 12, 2011, amount	2,727	597,273		(600,000)		0
Common stock issued for services on December 12, 2011 , 250,000 shares vested on April 30, 2011, 250,000 shares vested on July 31,2011 and 250,000 shares vested on October 31, 2011, shares	750,000
Common stock issued for services on December 12, 2011 , 250,000 shares vested on April 30, 2011, 250,000 shares vested on July 31, 2011 and 250,000 shares vested on October 31, 2011, amount	750	289,250		(267,500)		22,500
Common stock issued for services on February 1, 2012 , 250,000 shares vested on January 31, 2012, shares	250,000
Common stock issued for services on February 1, 2012 , 250,000 shares vested on January 31, 2012, amount	250	42,250				42,500
Common stock issued for 734,394 units at $0.16 per unit on February 17, 2012, shares	734,394
Common stock issued for 734,394 units at $0.16 per unit on February 17, 2012, amount	734	116,769				117,503
Common stock issued for 1,666,667 units at $0.12 per unit on February 21, 2012, shares	1,666,667
Common stock issued for 1,666,667 units at $0.12 per unit on February 21, 2012, amount	1,668	198,332				200,000
Common stock to be issued for services at June 30, 2012				46,916		46,916
Net loss					(1,537,429)	(1,537,429)
Ending Balance, Amount at Jun. 30, 2012	$ 99,080	$ 4,200,911	$ 0	$ 46,916	$ (4,378,611)	$ (31,704)
Ending Balance, Shares at Jun. 30, 2012	99,080,419